Discontinued operations	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Discontinued operations

Note 5. Discontinued operations

On August 16, 2018, Coca- Cola FEMSA announced its decision to exercise the Put Option to sell its 51% of the Coca- Cola FEMSA Philippines, Inc. (CCFPI) to The Coca- Cola Company. Such decision was approved by the Company’s board on August 6, 2018. Consequently, beginning August 31, 2018, CCFPI had been classified as an asset held for sale and its operations as a discontinued operation in the financial statements for December 31, 2017 and 2018. Previously CCFPI represented the Asia division and was considered an independent segment until December 31, 2017. Since its designation as discontinued operation, the Asia segment is no longer a separate segment in Note 26. The sale was completed on December 13, 2018, with the following results.

a)	Discontinued operations results.

A summary of the discontinued operation results for the years ended December 31, 2018 and 2017 is shown below:

	2018	2017
Total revenues	24,167	20,524
Cost of goods sold	17,360	12,346

Gross profit	6,807	8,178
Operating expenses	5,750	6,865
Other expenses, net	7	134
Financial income, net	(185)	(64)
Foreing exchange gain, net	(73)	(22)

Income before taxes from discontinued operations	1,308	1,265

Income taxes	466	370

Net income from discontinued operations	842	895
Less- amount attributable to non-controlling interest	391	469

Net income from operations attributable to equity holders of the parent.	451	426
Accumulated currency translation effect	(811)	2,830
Gain on sale of subsidiary	3,335	—

Net income attributable to the equity holders of the parent from discontinued opeartions	2,975	3,256

(1)	Cash and cash equivalent balances of Philippines operations on the date of sale were Ps. 6,898.